Reduction in Force	3 Months Ended
Mar. 31, 2023
Reduction in Force
Reduction in Force
Note 16. Reduction in Force
On July 28, 2022, the Board approved a plan designed to improve the Company’s efficiency by reducing operating expenses and extending liquidity. In addition to decreasing other operating expenses, the plan included a reduction in force representing approximately 10% of the Company’s workforce. Employee severance and benefits costs related to the reduction in force that were incurred during the year ended December 31, 2022 are as follows (in thousands):
Year ended December 31, 2022
Research and development	$1,035
Sales and marketing	338
General and administrative	417
Total employee severance and benefits costs	$1,790
The Company incurred substantially all of the cash payments related to employee severance and benefits costs in the third quarter of 2022. As of December 31, 2022 the remaining accrual for cash payments related to employee severance and benefits costs is insignificant.
During January 2023, the Company implemented a second reduction in force as described in Note 20 “Subsequent Events”.